REVENUE AND EXPENSES (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total	€ 74,635	€ 51,262
Online Sports Betting [Member]
IfrsStatementLineItems [Line Items]
Total	36,296	28,386
Online Casino Wagering [Member]
IfrsStatementLineItems [Line Items]
Total	€ 38,339	€ 22,876